Dec. 31, 2014
Chou Opportunity Fund
Chou Opportunity Fund
Principal Investment Risks

The Opportunity Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Opportunity Fund or the Opportunity Fund could underperform other investments. An investment in the Opportunity Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in the Opportunity Fund are subject to the following principal risks:

Below-Investment Grade Securities Risk is the risk that the market values for the Opportunity Fund's investments in below-investment grade securities may be very volatile. In addition, these securities are less liquid than investment grade debt securities.

Convertible Securities Risk entails some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.

Covered Call Option Risk is the risk that options written by the Opportunity Fund will be affected by changes in the value of and dividend rates of the security on which the option is written, changes in the actual or perceived volatility of the stock market, the remaining time to the options and reduced liquidity in the market for options.

Currency Risk is the risk that arises if the Opportunity Fund invests directly in foreign (non-U.S.) currencies, in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies. These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives Risk occurs because derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes, interest rates or currencies. The Opportunity Fund may invest in a variety of derivatives, including options, futures, swaps, swap caps, forwards and curve steepeners. Investments in derivatives can be volatile and can have a large impact on the performance of the Opportunity Fund. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying securities, instrument, currency or index may result in a substantial gain or loss for the Opportunity Fund. Derivatives may cause leverage. Leverage risk is created when an investment exposes the Opportunity Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Opportunity Fund's risk of loss. Other risks of investments in derivatives include imperfect correlation between the value of these derivative instruments and the underlying assets; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Investments in derivatives require different skills and techniques than other securities in which the Opportunity Fund may invest.

Correlation Risk is the risk of imperfect correlation between the value of these derivative instruments and the underlying assets.

Counterparty Risk is the risk that a counterparty to a derivative instrument may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, and the Opportunity Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Credit Derivative Risk is the risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. The Opportunity Fund's risk of loss in a credit derivative transaction varies with the form of the transaction.

Leverage Risk is created when an investment exposes the Opportunity Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Opportunity Fund's risk of loss and potential for gain.

Segregation Risk is the risk associated with any requirements, which may be imposed on the Opportunity Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation will not limit the Opportunity Fund's exposure to loss, and the Opportunity Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

Volatility Risk is the risk that, because the Opportunity Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of a derivative instrument, as they may increase or decrease in value more quickly than the reference asset.

Distressed Securities Risk is the risk that the Opportunity Fund may be required to incur extraordinary expenses in order to protect and recover its investments in distressed securities, including when the issuer of distressed securities files for bankruptcy protection.

Emerging Markets Risk. Emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Securities Risk (including ADR Risk) is the risk that the Opportunity Fund's equity holdings, including common and preferred stock, may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which directly relate to the issuer of a security. ADRs may be subject to some of the same risks as direct investment in foreign companies, which include international trade, currency, political, regulatory and diplomatic risks.

Fixed-Income Securities Risk includes the risks that arise when investing in fixed-income securities. These risks include:

Credit Risk - The financial condition of an issuer of a debt security may cause the issuer to default or become unable to pay interest or principal due on the security. If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. Higher yielding debt securities of lower credit quality may have greater credit risk than lower yielding securities with higher credit quality.

Interest Rate Risk - The value of the Opportunity Fund's investments in fixed-income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for intermediate-term or longer-term fixed-income obligations owned by the Opportunity Fund. In addition, spreads on certain fixed-income investments can widen suddenly and sharply, negatively impacting the value of the underlying security. This can occur in both investment and non-investment grade securities.

Prepayment Risk - Issuers may prepay fixed rate obligations when interest rates fall, forcing the Opportunity Fund to reinvest in obligations with lower interest rates than the original obligations.

Variable and Floating Interest Rate Risk - The interest rates of variable and floating rate securities may adjust whenever a specified interest rate changes and/or that reset on predetermined dates (such as the last day of a month or calendar quarter). Variable and floating rate securities generally are less sensitive to interest rate changes but may produce a leveraging effect or provide interest payments that vary inversely with market rates. Floating and variable rate securities also may be called or redeemed by the issuer prior to maturity, which may result in the Income Fund having to reinvest proceeds in other investments at a lower interest rate. The Income Fund may also suffer a loss if there is no active secondary market for any particular floating or variable rate security.

Foreign Investments Risk. The value of foreign investments may be affected by risks in addition to those affecting domestic investments, including the imposition of new or amended government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital or nationalization, and/or increased taxation or confiscation of investors' assets. Investments in securities of foreign issuers are subject to fluctuations in the value of the issuer's local currency relative to the U.S dollar and may be subject to foreign withholding and other taxes.

Futures and Forward Contracts Risk There may be an imperfect correlation between the changes in market value of the securities held by the Opportunity Fund and the prices of futures and forward contracts. There may not be a liquid secondary market for the futures contracts. Forward currency and currency futures transactions include the risks associated with fluctuations in currency.

Hedging Risk is the risk that investments made by the Opportunity Fund to hedge or minimize risk may not work as anticipated. In addition, should the Opportunity Fund purchase put options to hedge risk, the Opportunity Fund could lose the entire premium paid for the put options.

Issuer Risk is the risk that the value of a security may decline for reasons that directly relate to the issuer of the security.

Liquidity Risk is the risk that the Opportunity Fund may not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and may thereby experience difficulty satisfying redemption requests.

Manager Risk is the risk that investment strategies employed by the Portfolio Manager in selecting investments and asset allocations for the Opportunity Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Market Events Risk is the risk that turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Opportunity Fund.

Mortgage-Related and Other Asset-Backed Risk is the risk that rising interest rates tend to extend the duration of fixed rate mortgage-related securities and other asset-backed securities, making them more sensitive to changes in interest rates. Additionally, mortgage-related securities and asset-backed securities are subject to prepayment risk.

Non-Diversification Risk is the risk that, by concentrating its investments in securities of a limited number of issuers and industries, the Opportunity Fund exposes itself to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers and industries.

Options Risk The price of the options, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and ETFs, or, if purchased, the options may expire unexercised, causing the Opportunity Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over-the-counter options expose the Opportunity Fund to counterparty risk.

Pooled Investment Vehicle Risk is the risk that the pooled investment vehicles in which the Opportunity Fund may invest, such as registered investment companies, private equity and hedge funds, may charge fees, and such fees may be more than the Opportunity Fund would pay if the manager of the pooled vehicle managed the Opportunity Fund's assets directly.

Preferred Stock Risk Preferred stocks are subordinated to bonds and other debt instruments in a company's capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred stocks are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments and possibly being in heavily regulated industries.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

The Fund currently has a large shareholder controlled by the Fund's Portfolio Manager. The shareholder has, and may continue to, pledge some or all of its Fund shares to secure loans. The shareholder may redeem shares at any time to repay its loans or to raise cash for other purposes. In addition, a loan default may result in the lender redeeming any pledged shares.

Regional Risk occurs because adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Opportunity Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Opportunity Fund will generally have more exposure to the specific regional or country economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Opportunity Fund's assets are invested, the Opportunity Fund may experience substantial illiquidity or reduction in the value of the Opportunity Fund's investments.

Repurchase Agreement Risk is the risk that if the party agreeing to repurchase should default, the Opportunity Fund may sell the purchased securities and incur procedural costs or delays in addition to any loss on the securities.

Securities Lending Risk may occur when borrowers of the Opportunity Fund's securities provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Opportunity Fund's ability to vote proxies or to settle transactions.

Swap Contracts and Swap Caps Risk The use of swaps and swap caps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In addition, each swap and swap cap exposes the Opportunity Fund to counterparty risk when a counterparty to a financial instrument entered into by the Opportunity Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. As a result, the Opportunity Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract. Swap caps are less liquid than swaps.

Value Stock Risk is the risk that value securities may not increase in price as anticipated by Chou, and may even decline further in value if other investors fail to recognize the company's value or favor investing in faster-growing companies, or if the events or factors that Chou believes will increase a security's market value do not occur.

Warrants Risk is the risk that warrants can provide a greater potential for loss than an equivalent investment in the underlying security. The price of a warrant does not necessarily move in tandem with the price of the underlying security and, therefore, a warrant may be highly volatile and speculative. If a warrant held by the Opportunity Fund is not exercised by the date of its expiration, the Opportunity Fund would lose the entire purchase price of the warrant.